Derivative Financial Instruments (Summary Of The Notional Amount Of Derivative Contracts) (Details) (JPY ¥) In Trillions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivative [Line Items]
Notional amount of derivatives	¥ 1,073.4	[1]	¥ 1,101.6	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	933.5	[1]	967.6	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	128.0	[1]	121.6	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	2.4	[1]	2.1	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	1.8	[1]	2.0	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amount of derivatives	6.5	[1]	7.1	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amount of derivatives	¥ 1.2	[1]	¥ 1.2	[1]

[1]	Includes both written and purchased position.